ACCRUALS AND OTHER PAYABLES - Summary of accruals and other payables (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current:
Staff salaries and welfare payables	¥ 27,610	$ 4,122	¥ 52,526
Accrued external research and development activities related expenses	353,197	52,731	367,976
Accrued planned dual listing costs payable			4,793
Payable due to an affiliate (Note 19)	8,757	1,307
Accrued termination fee (Note 14)	60,403	9,018	57,381
Non-refundable incentive payment from depositary bank	2,493	372	2,369
Accrued traveling expenses, office expenses and others	95,012	14,186	108,290
Accounts Payable and Accrued Liabilities, Current	547,472	81,736	593,335
Non-current:
Non-refundable incentive payment from depositary bank	3,948	589	4,934
Non-refundable payment received in relation to the exclusive promotion right granted to a third party	10,000	1,493	10,000
Accounts Payable and Accrued Liabilities, Non-current	13,948	2,082	14,934
Total	¥ 561,420	$ 83,818	¥ 608,269